Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	Total	Shares issued Preferred shares	Shares issued Common shares	Contri- buted surplus	Accum- ulated other compre- hensive loss	Deficit	Non- controlling interest
Beginning balance at Dec. 31, 2022	$ 22,515	$ 22,178	$ 3,870	$ 20,840	$ 1,172	$ (55)	$ (3,649)	$ 337
Net earnings	2,327	2,263					2,263	64
Other comprehensive (loss) income	(348)	(345)				59	(404)	(3)
Total comprehensive (loss) income	1,979	1,918				59	1,859	61
Common shares issued under employee stock option plan	18	18		19	(1)
Other share-based compensation	1	1			24		(23)
Repurchase of preferred shares	(140)	(140)	(203)		63
Dividends declared on BCE common and preferred shares	(3,717)	(3,717)					(3,717)
Dividends declared by subsidiaries to non-controlling interest	(47)							(47)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(29)	(29)				(29)
Disposition of production studios	(23)							(23)
Other						(17)	17
Ending balance at Dec. 31, 2023	20,557	20,229	3,667	20,859	1,258	(42)	(5,513)	328
Net earnings	375	344					344	31
Other comprehensive (loss) income	488	485				(98)	583	3
Total comprehensive (loss) income	863	829				(98)	927	34
Common shares issued under employee stock option plan				0
Other share-based compensation	(54)	(54)		1	(22)		(33)
Repurchase of preferred shares	(92)	(92)	(134)		42
Dividends declared on BCE common and preferred shares	(3,827)	(3,827)					(3,827)
Dividends declared by subsidiaries to non-controlling interest	(68)							(68)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(19)	(19)				(19)
Acquisition of minority interest	0	5					5	(5)
Ending balance at Dec. 31, 2024	$ 17,360	$ 17,071	$ 3,533	$ 20,860	$ 1,278	$ (159)	$ (8,441)	$ 289